Consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 110,991	$ 48,806
Federal funds sold	121,153	131,119
Interest-bearing deposits in financial institutions	1,085,754	52,756
Cash and cash equivalents	1,317,898	232,681
Investments:
Available-for-sale debt securities, at fair value	1,172,400	688,381
Equity securities, at fair value	4,591	3,295
Federal Home Loan Bank stock, at cost	31,232	15,976
Loans held for sale, at fair value	899,173	262,518
Loans	7,082,959	4,409,642
Less: allowance for credit losses	170,389	31,139
Net loans	6,912,570	4,378,503
Premises and equipment, net	145,115	90,131
Other real estate owned, net	12,111	18,939
Operating lease right-of-use assets	49,537	32,539
Interest receivable	43,603	17,083
Mortgage servicing rights, at fair value	79,997	75,521
Goodwill	242,561	169,051
Core deposit and other intangibles, net	22,426	17,589
Other assets	274,116	122,714
Total assets	11,207,330	6,124,921
Deposits
Noninterest-bearing	2,274,103	1,208,175
Interest-bearing checking	2,491,765	1,014,875
Money market and savings	3,254,915	1,520,035
Customer time deposits	1,375,695	1,171,502
Brokered and internet time deposits	61,559	20,351
Total deposits	9,458,037	4,934,938
Borrowings	238,324	304,675
Operating lease liabilities	55,187	35,525
Accrued expenses and other liabilities	164,400	87,454
Total liabilities	9,915,948	5,362,592
Commitments and contingencies (Note 17)
SHAREHOLDERS' EQUITY
Common stock, $1 par value per share; 75,000,000 shares authorized; 47,220,743 and 31,034,315 shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively	47,222	31,034
Additional paid-in capital	898,847	425,633
Retained earnings	317,625	293,524
Accumulated other comprehensive income, net	27,595	12,138
Total FB Financial Corporation shareholders' equity	1,291,289	762,329
Noncontrolling interest	93	0
Total equity	1,291,382	762,329
Total liabilities and shareholders' equity	$ 11,207,330	$ 6,124,921